ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of property and equipment depreciation and amortization period	Jul. 31, 2026
Buildings and improvements [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	18 years
Buildings and improvements [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	40 years
Improvements to leased property | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	3 years
Improvements to leased property | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	40 years
Fixtures and equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	7 years
Fixtures and equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	12 years
Other [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	3 years
Other [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	5 years